SHAREHOLDERS EQUITY (Details 1) - shares shares in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Stockholders' Equity
Warrants, beginning balance	93,897	93,898
Warrants, Ending Balance	93,897	101,517
Warrants issued in conjunction with broker option exercise		163
Issuance of shares associated with subordinate voting share offering		9,000
Warrants expired		(358)
Warrants converted into subordinate voting shares		(1,186)